Schedule IV - Mortgage Loans On Real Estate Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate
Interest Rate	9.00%
Face Amount of Mortgages	$ 20,000
Carrying Amount of Mortgages	20,000
Movement in Mortgage Loans on Real Estate
Balance as of the beginning of the year	57,459		57,091	54,763
Additions:
Amortization of discount and capitalized loan costs, net	0		368	2,328
Deductions:
Mortgage loan included in the consideration for the acquisition of a building	(37,264)		0	0
Write-off of capitalized closing costs	(195)		0	0
Balance as of the end of the year	20,000		57,459	57,091
MacNeal Hospital Medical Office Building Berwyn, Illinois
Mortgage Loans on Real Estate
Interest Rate	10.95%	[1]
Face Amount of Mortgages	7,500
Carrying Amount of Mortgages	7,500
Effective interest rate	14.60%
MacNeal Hospital Medical Office Building Berwyn, Illinois
Mortgage Loans on Real Estate
Interest Rate	10.95%	[1]
Face Amount of Mortgages	7,500
Carrying Amount of Mortgages	7,500
St. Luke’s Medical Office Building Phoenix, Arizona
Mortgage Loans on Real Estate
Interest Rate	10.85%	[2]
Face Amount of Mortgages	3,750
Carrying Amount of Mortgages	3,750
Effective interest rate	14.47%
St. Luke’s Medical Office Building Phoenix, Arizona
Mortgage Loans on Real Estate
Interest Rate	10.85%	[2]
Face Amount of Mortgages	1,250
Carrying Amount of Mortgages	$ 1,250

[1]	The effective interest rate based on the purchase price of these notes is 14.60% as of December 31, 2012.
[2]	The effective interest rate based on the purchase price of these notes is 14.47% as of December 31, 2012.